LEASES	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES
NOTE 11: -	LEASES

The Group's facilities are leased under several lease agreements.

In addition, the Company has various operating lease agreements with respect to motor vehicles.

Lease expenses of office rent and vehicles for the years ended December 31, 2023, 2022 and 2021 were approximately $ 3,545, $ 3,784 and $ 3,141, respectively. Expenses for short- term leases in 2023 were $ 229, $ 82 and $ 92, respectively. Variable lease costs for the years ended December 31, 2023, 2022 and 2021 were $ 831, $ 813 and $732, respectively.

The following table represents the weighted-average remaining lease term and discount rate:

	Year ended December 31,
	2023	2022

Weighted average remaining lease term	1.5 years	2.1 years
Weighted average discount rate	2.10%	1.49%

The discount rate was determined based on the estimated collateralized borrowing rate of the Company, adjusted to the specific lease term and location of each lease.

Cash paid for amounts included in measurement of lease liabilities during the years ended 2023, 2022 and 2021 were $4,152, $2,843, and $3,253, respectively.

Maturities of operating lease liabilities were as follows:

Year ending December 31,
2024	$1,465
2025	673
2026	64

Total lease payments	2,202

Less - imputed interest	(47)

Present value of lease liabilities	$2,155

The Company elected to not recognize a lease liability and a right-of-use (“ROU”) asset for leases with a term of twelve months or less During the years ended December 31, 2023, 2022 and 2021 the short-term maturities of operating lease liabilities with a term of twelve months or less were $ 195, $ 126 and $ 116.